Shareholders' equity - Narrative (Details) $ / shares in Units, $ in Thousands	3 Months Ended				12 Months Ended
	Dec. 31, 2025 $ / shares shares	Sep. 30, 2025 $ / shares	Jun. 30, 2025 $ / shares	Mar. 31, 2025 $ / shares	Dec. 31, 2025 USD ($) votePerShare $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares
Class of Stock [Line Items]
Common stock authorized (in shares)	500,000,000				500,000,000
Common stock issued (in shares)	210,663,057				210,663,057	210,663,057	210,654,969
Common stock outstanding (in shares)	210,663,057				210,663,057	210,663,057	210,654,969
Dividends declared (in dollars per share) | $ / shares	$ 0.06	$ 0.06	$ 0.06	$ 0.06	$ 0.24	$ 0.24	$ 0.19
Payments of dividends | $					$ 50,560	$ 50,557	$ 40,022
Class A
Class of Stock [Line Items]
Common stock authorized (in shares)	420,000,000				420,000,000
Common stock issued (in shares)	130,663,057				130,663,057	130,663,057	130,654,969
Common stock outstanding (in shares)	130,663,057				130,663,057	130,663,057	130,654,969
Treasury stock (in shares)	2,309,062				2,309,062	2,309,062	2,309,062
Number of shares issued during the period (in shares)					0	8,088	60,424
Number of votes per share (in votes) | votePerShare					1
Class B shares of common stock
Class of Stock [Line Items]
Common stock authorized (in shares)	80,000,000				80,000,000
Common stock issued (in shares)	80,000,000				80,000,000	80,000,000	80,000,000
Common stock outstanding (in shares)	80,000,000				80,000,000	80,000,000	80,000,000
Number of votes per share (in votes) | votePerShare					5